Provisions - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 37.4
Additional provision in the period	19.5
Release of provision	(2.6)
Utilization of provision	(16.2)
Foreign exchange	(0.1)
Other provisions at end of period	38.0
Current	37.7	€ 36.1
Non-current	0.3	1.3
Provisions	38.0	€ 37.4
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	4.8
Additional provision in the period	18.0
Release of provision	(0.7)
Utilization of provision	(6.9)
Foreign exchange	(0.1)
Other provisions at end of period	15.1
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	8.7
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(0.1)
Foreign exchange	0.0
Other provisions at end of period	8.6
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	23.9
Additional provision in the period	1.5
Release of provision	(1.9)
Utilization of provision	(9.2)
Foreign exchange	0.0
Other provisions at end of period	€ 14.3